Business Combination - Number of Shares (FY) (Details) - shares		6 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)		129,240,910
Total shares of common stock issued in the Business Combination (in shares)		129,240,910
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)			96,948,250	94,383,053	92,062,468
Shares of Class A Common Stock issued in the PIPE Financing (in shares)		32,500,000
Proceeds and shares issued in business combination (in shares)		63,738,563
Total shares of common stock issued in the Business Combination (in shares)			96,948,250	94,383,053	92,062,468
Class V Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)			55,486,361	55,486,361	55,486,361
Proceeds and shares issued in business combination (in shares)	65,502,347
Shares of Class V Common Stock issued to Legacy WMH equity holders (in shares)		65,502,347
Total shares of common stock issued in the Business Combination (in shares)			55,486,361	55,486,361	55,486,361
Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Shares of common stock (in shares)		24,988,563
Sponsor | Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares of common stock (in shares)		6,250,000
Silver Spike
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding prior to Business Combination (in shares)	24,998,575
Less: redemption of shares of Silver Spike's Class A common stock (in shares)		10,012
Total shares of common stock issued in the Business Combination (in shares)	24,998,575